Earnings Per Common Share - Additional Information (Details) (Successor [Member])	1 Months Ended		4 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			0	7,200,000	16,300,000
Stock split conversion ratio (in shares)	1.69	100,000